Segment reporting (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Summary of Selected Financial Information by Segment
The following tables summarize selected financial information by segment for the six months ended June 30, 2022 and 2021.

	For the six months ended June 30, 2022
(€ thousands)	Zegna	Thom Browne	Intercompany eliminations	Group Consolidated
Revenues with third parties	543,827	185,166	—	728,993
Inter-segment revenues	9,139	603	(9,742)	—
Revenues	552,966	185,769	(9,742)	728,993
Depreciation and amortization	(73,755)	(10,709)	—	(84,464)
Adjusted EBIT	51,116	31,562	—	82,678
Impairment of leased and owned stores(1)				(3,309)
Costs related to the Business Combination(2)				(1,090)
Special donation to the UNHCR(3)				(1,000)
Severance indemnities and provision for severance expenses(4)				(912)
Proceeds to exit lease (key money)(5)				5,000
Financial income				15,901
Financial expenses				(41,965)
Exchange losses				(9,893)
Result from investments accounted for using the equity method				2,661
Profit before taxes				48,071
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(1)Includes impairments of leased and owned stores, of which €2,764 thousand relates to right-of-use assets, €530 thousand relates to property, plant and equipment and €15 thousand relates to intangible assets. This amount is recorded within the line item “depreciation, amortization and impairment of assets” in the semi-annual condensed consolidated statement of profit and loss and is related to the Zegna segment.
(2)Includes €1,090 thousand, relating to the grant of equity awards to management in 2021 with vesting subject to the public listing of the Company’s shares and certain other performance and/or service conditions. This amount is recorded within the line item “personnel costs” in the semi-annual condensed consolidated statement of profit and loss and is related to the Zegna segment for €1,043 thousand and to the Thom Browne segment for €47 thousand. For additional information see Note 23 — Share-based payments.
(3)Relates to a donation of €1,000 thousand to the United Nations High Commissioner for Refugees (UNHCR) to support initiatives related to the humanitarian emergency in Ukraine. This amount is recorded within the line item “other operating costs” in the semi-annual condensed consolidated statement of profit and loss for the six months ended June 30, 2022 and relates to the Zegna segment.
(4)Relates to severance indemnities of the Zegna segment of €912 thousand, which are recorded within the line item “personnel costs” in the semi-annual condensed consolidated statement of profit and loss.
(5)Relates to proceeds of €5,000 thousand received from a new tenant in order for Zegna to withdraw from an existing lease agreement of a commercial property. This amount is recorded within the line item “other income” in the semi-annual condensed consolidated statement of profit and loss and is related to the Zegna segment.

	For the six months ended June 30, 2021
(€ thousands)	Zegna	Thom Browne	Intercompany eliminations	Group Consolidated
Revenues with third parties	461,122	142,218	—	603,340
Inter-segment revenues	4,777	335	(5,112)	—
Revenues	465,899	142,553	(5,112)	603,340
Depreciation and amortization	(67,523)	(6,821)	—	(74,344)
Adjusted EBIT	38,984	27,829	—	66,813
Impairment of leased and owned stores(1)				(4,261)
Severance indemnities and provision for severance expenses(2)				(6,642)
Agnona disposal(3)				(4,164)
Financial income				32,531
Financial expenses				(16,685)
Exchange losses				(2,728)
Result from investments accounted for using the equity method				(346)
Profit before taxes				64,518
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(1)Includes impairments of leased and owned stores, of which €3,893 thousand relates to right-of-use assets, €353 thousand relates to property, plant and equipment and €15 thousand relates to intangible assets. This amount is recorded within the line item “depreciation, amortization and impairment of assets” in the semi-annual condensed consolidated statement of profit and loss and is related to the Zegna segment.
(2)Relates to severance indemnities of the Zegna segment of €6,642 thousand, which are recorded within the line item “personnel costs” in the semi-annual condensed consolidated statement of profit and loss.
(3)Includes €4,020 thousand related to losses incurred by Agnona subsequent to the Group’s sale of a majority stake in Agnona in January 2021, for which the Group is required to compensate the company in accordance with the terms of the related sale agreement, as well as €144 thousand relating to the write down of the Group’s remaining 30% stake in Agnona. This amount is recorded within the line item “write downs and other provisions” in the semi-annual condensed consolidated statement of profit and loss and is related to the Zegna segment.